Business	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Business
NOTE 1. Business

Description of Business
agilon health, inc., through its partnerships and platform, provides the necessary capabilities, capital, and business model for existing physician groups to create a Medicare-centric, globally capitated line of business. As of June 30, 2021, the Company, through its contracted physician networks, provided care to approximately

181,700
Medicare Advantage members enrolled with private health plans.

•
During 2020, the Company entered into strategic partnerships to further expand its operations beginning January 1, 2021 into: (i) Buffalo, New York; (ii) Toledo, Ohio; and (iii) Hartford, Connecticut. In December 2020, the Company entered into a strategic partnership to further expand its operations beginning January 1, 2022 into Syracuse, New York.

•
During 2021, the Company entered into strategic partnerships to further expand its operations beginning January 1, 2022 into: (i) Grand Rapids and Traverse City, Michigan; (ii) Pinehurst, North Carolina; and (iii) Longview and Texarkana, Texas, along with additional partnerships in the Company’s existing Ohio and Texas markets.

•
On April 1, 2021, the Company launched five Direct Contracting Entities (“DCE”) that, in collaboration with seven of its physician group partners, are participating in the Center for Medicare & Medicaid Innovation’s Direct Contracting Model.

See Note 13 for additional discussions related to the Company’s involvement with VIEs.
The Company is ultimately controlled by an investment fund associated with Clayton Dubilier & Rice, LLC (“CD&R”), a private equity firm headquartered in New York, New York. All funds affiliated with CD&R are considered related parties.
Initial Public Offering
On April 19, 2021, the Company completed its initial public offering (“IPO”) in which it issued and sold an aggregate 53,590,000 shares of common stock at $23.00 per share. The Company received net proceeds of approximately $1.2 billion after deducting underwriting discounts and commissions and before deducting offering costs of $7.9 million.
Upon the completion of the IPO, the Company issued 11.7 million shares of common stock under partner physician group equity agreements and recognized stock-based compensation expense of $268.5 million in April 2021. Additionally, as of June 30, 2021, the Company provided $67.8 million in financing to physician partner groups in connection with taxes payable on shares distributed to them upon completion of the IPO. Such amounts are included in other assets, net in the condensed consolidated balance sheets. See Note 4.
The Company also recognized $2.6 million of expense related to stock options that vested upon the completion of the IPO and $3.7 million of expense related to a severance payment to its former chief executive officer contingent upon the completion of the IPO.
In connection with the IPO, the Company’s Board of Directors approved the agilon health, inc. 2021 Omnibus Equity Incentive Plan, or the “Omnibus Incentive Plan.” The equity awards approved by the compensation committee for grants to employees in connection with the completion of the IPO represent 1.9 million shares of common stock issuable upon the exercise or vesting of such awards.
In connection with the completion of the IPO, the management agreement with CD&R was terminated pursuant to a termination agreement, dated as of April 16, 2021. The Company was not charged a fee in connection with th
e
 termination of this agreement.

NOTE 1. Business

Description of Business
agilon health, inc. (formerly Agilon Health Topco, Inc.), together with its consolidated subsidiaries and variable interest entities (the “Company”), through its purpose-built model provides the necessary capabilities, capital, and business model for existing physician groups to create a Medicare-centric, globally capitated line of business. As of December 31, 2020, the Company, through its contracted physician networks, provided care to approximately

131,000

Medicare Advantage members enrolled with private health plans in Hawaii, North Carolina, Ohio, Pennsylvania, and Texas. agilon health, inc. was incorporated in the state of Delaware in April
2017.
In March 2021, the Company’s board of directors and the stockholders of the Company approved a 100-for-1 forward stock split of the Company’s common stock, which became effective on April 1, 2021. The authorized number of common stock was proportionally increased in accordance with the 100-for-1 stock split and the par value of each class of Capital Stock was not adjusted as a result of this forward stock split. All common stock, contingently redeemable common stock, stock options, RSUs, and per share information presented within these consolidated financial statements has been adjusted to reflect this forward stock split on a retroactive basis for all periods presented
The following provides information regarding the Company’s strategic partnerships to deliver healthcare services:

•	The Company operates an independent practice association (“IPA”) in Hawaii.

•	During 2017, the Company entered into a strategic partnership to expand its operations beginning January 1, 2018 into Columbus, Ohio.

•	During 2018, the Company entered into strategic partnerships to further expand its operations beginning January 1, 2019 into the Greater Akron/Canton area of Ohio and Austin, Texas.

•	During 2019, the Company entered into strategic partnerships to expand its operations beginning January 1, 2020 into: (i) Dayton, Ohio; (ii) Southeast Ohio; and (iii) Pittsburgh, Pennsylvania.

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During 2020, the Company entered into a strategic partnership to further expand its operations beginning April 1, 2020 into Wilmington, North Carolina. Additionally, during 2020, the Company entered into strategic partnerships to further expand its operations beginning January 1, 2021 into: (i) Buffalo, New York; (ii) Toledo, Ohio; and (iii) Hartford, Connecticut. In December 2020, the Company entered into a strategic partnership to further expand its operations beginning January 1, 2022 into Syracuse, New York.

•
During 2021, the Company entered into strategic partnerships to further expand its operations beginning January 1, 2022 into: (i) Grand Rapids, Michigan; (ii) Pinehurst, North Carolina; and (iii) Longview, Texas, along with additional partnerships in the Company’s existing Ohio and Texas markets.

•
On April 1, 2021, the Company launched five Direct Contracting Entities that, in collaboration with seven of its physician group partners, are participating in the Center for Medicare & Medicaid Innovation’s Direct Contracting Model.

See Note 17 for additional discussions related to the Company’s involvement with variable interest entities.
The Company is ultimately controlled by an investment fund associated with Clayton Dubilier & Rice, LLC (“CD&R”), a private equity firm headquartered in New York, New York. All funds affiliated with CD&R are considered related parties.